General	12 Months Ended
Dec. 31, 2025
General [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	Operations

Beamr Imaging Ltd. (the “Company” or “Beamr”) was incorporated in October 2009 under the laws of the State of Israel and it engages mainly in the development of technology for encoding, compressing and optimizing images and videos, while preserving quality and enabling AI-powered enhancements. In February 2024, the Company launched its next generation product accelerated by NVIDIA GPUs. Beamr powers efficient video workflows across high-growth markets, such as media and entertainment, user-generated content, machine learning, and autonomous vehicles. Its flexible deployment options include on-premises, private or public cloud, with convenient availability for Amazon Web Services and Oracle Cloud Infrastructure customers. In June 2025, the Company launched a GPU-Accelerated video compression solution for autonomous vehicles.

The Company’s ordinary shares, par value NIS 0.05 per share (the “Ordinary Shares”), began trading on the Nasdaq Capital Market (the “Nasdaq”) under the ticker symbol “BMR” on February 28, 2023 in connection with its initial public offering transaction (“U.S. IPO”). The Company also raised additional funds in connection with a follow on offering in February 2024 (see Note 10C below).

B.	Foreign operations

1.	Beamr Inc.

In 2012, the Company incorporated a wholly-owned U.S. subsidiary, Beamr Inc. (“Beamr Inc.”), for the purpose of reselling the Company’s software and products in the U.S. and Canadian markets.

2.	Beamr Imaging RU LLC

In 2016, the Company incorporated a wholly-owned Russian limited partnership, Beamr Imaging RU LLC, (“Beamr Imaging RU”) for the purpose of conducting research and development services to the Company.

The Company and its subsidiaries, Beamr Inc. and Beamr Imaging RU, are collectively referred to as the “Group”.

C.	Liquidity and capital resources

The Company has devoted substantially all of its efforts to research and development, the commercialization of its software products and raising capital for such purposes. The development and commercialization of the Company’s software and products are expected to require substantial further expenditures. To date, the Company has not yet generated sufficient revenue from operations to support its activities, and therefore it is dependent upon external sources for financing its operations. During the year ended December 31, 2025, the Company had net losses of $6,020. As of December 31, 2025, the Company had an accumulated deficit of $41,044. In addition, as of December 31, 2025, the Company has positive working capital of $11,116.

Management plans to finance its operations through sales of the Company’s equity securities and through revenues generated from the sales of its software products. In addition, the Company is continuing to collaborate with a strategic partner in development of the Company’s next generation solutions of video optimization technology, which, upon completion, would potentially allow the Company to potentially access new customers and new markets.

During the year ended December 31, 2024, the Company raised net proceeds of $12,286 by issuance of ordinary shares in connection with an underwritten follow-on public offering (see Note 10C below).

Management has considered the significance of such conditions in relation to the Company’s ability to meet its current obligations and to achieve its business targets and determined that it has sufficient funds to fund its planned operations for at least the next 12 months.

D.	The impact of the Russian Invasion of Ukraine

On February 24, 2022, Russia invaded Ukraine. The Company has an operation in Russia through its wholly-owned subsidiary, Beamr Imaging RU. The Company undertakes some of its software development in Russia using personnel located there. While some of the Company’s developers are located in Russia, its research and development leadership are all located in Israel. The Company has no manufacturing operations and does not sell any products in Russia. The Company constantly evaluates its activities in Russia and currently believes there was no significant impact on its activities. As of December 31, 2025, three employees have relocated from Russia to other locations of the Company.

E.	The impact of Iron Sword War (Israel-Hamas war)

In October 2023, Israel was attacked by a terrorist organization and entered a state of war on several fronts. In June 2025, following continued nuclear threats and intelligence assessments indicating imminent attacks, Israel launched a preemptive strike targeting military and nuclear infrastructure inside Iran, aiming to disrupt Iran’s ability to coordinate or escalate hostilities and degrade its nuclear capabilities. Iran responded with multiple waves of drones and ballistic missiles targeting Israeli cities. While most were intercepted, some caused civilian casualties and infrastructure damage. The Israeli military conducted further operations against Iranian assets. As a result, a state of emergency was declared in Israel, resulting in consequences and restrictions on the Israeli economy, which included, among other things, partial or complete closure of businesses, a “closed skies” policy and other limitations. After 12 days of hostilities, a ceasefire between Israel and Iran was reached in June 2025. As of October 9, 2025, Israel and Hamas entered into a ceasefire agreement calling for a permanent end of the war. The ceasefires mark a potential shift towards stability in the region. If sustained, this could reduce the risk of potential disruptions to the Company’s business and the Israeli economy in general. However, there are no assurances that such agreements will hold. As of the date of these financial statements, conflict continues in parts of the region and management regularly monitors developments and acts in accordance with the guidelines of the various authorities. As of the approval date of these financial statements, the Company believes there is no significant impact on its activities.